Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500

Note 5 – Reconciliation to Form 5500

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the amounts reported on Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$428,981,367	$391,900,042
Contributions receivable	(528,849)	(440,783)
Net assets available for benefits per Form 5500	$428,452,518	$391,459,259

The following is a reconciliation of the Statement of Changes in Net Assets per the financial statements to the amounts reported on Form 5500 for the year ended December 31, 2025:

2025
Net increase per financial statements	$37,081,325
Net increase in receivables	(88,066)
Net gain per Form 5500	$36,993,259

Contributions that are not received by the Plan until the subsequent year are not accrued on the Form 5500.